CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Millions	Jun. 30, 2015	Jun. 30, 2014
Common Stock, Par or Stated Value Per Share	$ 1	$ 1
Common Stock, Shares Authorized	10,000.0	10,000.0
Common Stock, Shares, Issued	4,009.2	4,009.2
Treasury Stock, Shares	1,294.7	1,298.4
Preferred Class A [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1	$ 1
Preferred Stock, Shares Authorized	600.0	600.0
Preferred Class B [Member]
Preferred Stock, Par or Stated Value Per Share	$ 1	$ 1
Preferred Stock, Shares Authorized	200.0	200.0